Share-based payments	12 Months Ended
Sep. 30, 2024
Share-based payments
Share-based payments

OTHER

Note 31. Share-based payments

Accounting policy

Westpac enters into various share-based payment arrangements with its employees as a component of overall compensation for services provided. Share-based payment arrangements comprise rights to receive shares for free (share rights) and restricted shares (issued at no cost). Share-based payment arrangements typically require a specified period of continuing employment (the service period or vesting period) and may include performance targets (vesting conditions). Specific details of each arrangement are provided below.

Share-based payments must be classified as either cash-settled or equity-settled arrangements. Westpac’s significant arrangements are equity-settled, as Westpac is not obliged to settle in cash.
Share rights

Share rights are equity-settled arrangements. The fair value is measured at grant date and is recognised as an expense over the service period, with a corresponding increase in the share-based payment reserve in equity.

The fair values of share rights are estimated at grant date using a binomial/Monte Carlo simulation pricing model which incorporates the vesting and market-related performance targets of the grants. The fair value of share rights excludes non-market vesting conditions such as employees’ continuing employment by Westpac. The non-market vesting conditions are instead incorporated in estimating the number of share rights that are expected to vest and are therefore recognised as an expense. At each reporting date the non-market vesting assumptions are revised and the expense recognised each year takes into account the most recent estimates. The market-related assumptions are not revised each year as the fair value is not re-estimated after the grant date.

Up to 1 January 2023 share rights were issued under the Westpac Long Term Variable Reward Plan (LTVR) and Westpac Performance Plan (WPP). From 1 January 2023 share rights are issued under the Equity Incentive Plan (EIP). Refer below for further details.

Restricted shares

Restricted shares are accounted for as an equity-settled arrangement. The fair value of shares allocated to employees for nil consideration is recognised as an expense over the vesting period with a corresponding increase in the share-based payments reserve in equity. The fair value of ordinary shares issued to satisfy the obligation to employees is measured at grant date and is recognised as a separate component of equity.

Up to 1 January 2023 restricted shares were issued under the Restricted Share Plan (RSP). From 1 January 2023 restricted shares will be issued under the Equity Incentive Plan (EIP). Refer below for further details.

Equity incentive plan (EIP)

The Equity Incentive Plan (EIP) was introduced effective 1 January 2023 and is a consolidated plan that has replaced the RSP, WPP & LTVR plans. Existing allocations under the RSP, WPP and LTVR will continue to be governed by their respective plan rules, however, all grants from 1 January 2023 are made under the EIP. Securities issued under the EIP include restricted shares, unhurdled share rights, performance rights and restricted rights. The underlying terms of the EIP are similar to RSP, WPP & LTVR and are accounted for as equity-settled arrangements in line with the Share rights and Restricted Shares specified above.

In respect of the above mentioned plans, the Board has discretion to adjust unvested allocations, including to zero, in specified circumstances. Clawback may also apply to vested awards, to the extent legally permissible and practicable.

Employee share plan (ESP)

The value of shares expected to be allocated to employees for nil consideration is recognised as an expense over the financial year and provided for as other employee benefits. The fair value of any ordinary shares issued to satisfy the obligation to employees is recognised in equity. Alternatively, shares may be purchased on market to satisfy the obligation to employees.

Note 31. Share-based payments (Continued)

Scheme name	Westpac Long Term Variable Reward Plan (LTVR)/ EIP LTVR – Performance Rights and Restricted Rights	Westpac Performance Plan (WPP)/ EIP - Unhurdled Share Rights	Restricted Share Plan (RSP)/ EIP - Restricted Shares	Employee Share Plan (ESP)
Type of share-based payment	Share rights (allocated at no cost).	Share rights (allocated at no cost).	Westpac ordinary shares (allocated at no cost).	Westpac ordinary shares (allocated at no cost) of up to $1,000 per employee per year.
How it is used	Aligns executive remuneration and accountability with shareholder interests over the long term.	Primarily used for mandatory deferral of a portion of short-term variable reward for New Zealand employees and key employees based outside Australia.	Primarily used to reward key employees and for mandatory deferral of a portion of short-term variable reward for certain Australian employees and some other offshore jurisdictions.	To reward eligible Australian employees (unless they have already been provided instruments under another scheme for the previous year).
Exercise price	Nil	Nil	n/a	n/a
Performance conditions[a]

For the 2024 awards: 50% of the award is measured against Relative Total Shareholder Return (TSR) over a four year performance period (performance rights) and the remaining 50% is measured against risk culture and other internal measures (restricted rights). After the testing period, further deferral periods are applicable for performance rights granted to all participants and for restricted rights granted to the CEO.

Awards from 2020 to 2023: TSR over a four-year performance period.

		None	None	None
Service conditions	Continued employment throughout the vesting period or as determined by the Board.	Continued employment throughout the vesting period or as determined by the Board.	Continued employment throughout the restriction period or as determined by the Board.	Shares must normally remain within the ESP for three years from granting unless the employee leaves Westpac.
Vesting period (period over which expenses are recognised)[b]

Awards for 2020 to 2023: 4 years

2024 performance rights CEO award: 6 years

2024 performance rights GE award: 5 years

2024 restricted rights CEO award: 50% over 4 years and 50% over 5 years

2024 restricted rights GE award: 4 years

		Defined period set out at time of grant[b]	Defined period set out at time of grant	1 year
Treatment at end of term	Automatically exercised at the end of the term.	Automatically exercised at the end of the term.	Shares are released at the end of the restriction period.	Shares are released at the end of the restriction period or when the employee leaves Westpac.
Does the employee receive dividends and voting rights during the vesting period?[c]	No	No	Yes	Yes

a.

The Board has discretion to adjust the number of restricted shares, unhurdled share rights, performance rights and restricted rights downwards, including to zero, in specified circumstances including serious misconduct, if serious circumstances or new information come to light which mean that in the Board’s view all or part of the award was not appropriate, or where required by law or prudential standards. The Board will typically apply the adjustment to unvested LTVR where an adjustment to current and deferred STVR is considered insufficient or unavailable. Clawback may also apply to vested LTVR, to the extent legally permissible and practicable.

b.

Vested share rights granted after July 2015 under the 2020 to 2023 LTVR awards and unhurdled WPP/EIP awards may be exercised up to a maximum of 15 years (generally 10 years for NZ) from their commencement date. Vested share rights under the 2024 LTVR award (performance rights and restricted rights) are exercisable up to 2 years after the vesting date.

c.

For LTVR restricted rights, dividends are accrued for the vesting period. For LTVR performance rights, dividends are only accrued for the further deferral period after the performance period. These dividend equivalent payments are calculated by multiplying the number of LTVR restricted or performance rights eligible to vest by the declared dividend price on each respective record date during the applicable period. The calculation excludes franking credits. They are paid at the end of the deferral period.

Note 31. Share-based payments (Continued)

Each share-based payment scheme is quantified below.

i. Westpac Equity Incentive Plan (EIP) - Unhurdled Share Rights

						Outstanding
	Outstanding as					and exercisable
	at beginning	Granted during	Exercised	Lapsed during	Outstanding as	as at end
	of year	the year	during the year	the year	at end of year	of year
2024
Share rights
One-year vesting period	4,252	111,458	836	3,416	111,458	-
Two-year vesting period	7,714	81,828	-	-	89,542	-
Three-year vesting period	2,862	29,584	-	-	32,446	-
Four-year vesting period	9,870	76,116	-	4,225	81,761	-
Five-year vesting period	-	15,270	-	-	15,270	-
Six-year vesting period	-	9,661	-	-	9,661	-
Seven-year vesting period	-	10,250	-	-	10,250	-
Total share rights	24,698	334,167	836	7,641	350,388	-
Weighted average remaining contractual life	10.6 years				13.8 years
2023
Share rights	-	24,698	-	-	24,698	-

The weighted average fair value at grant date of EIP service-based share rights issued during the year was $20.65 (2023: $19.52).

ii. Westpac Equity Incentive Plan (EIP) Long Term Variable Reward (LTVR) - Performance Rights and Restricted Rights

Outstanding and
	Outstanding as at	Granted during	Exercised during	Lapsed during	Outstanding as at	exercisable as at
	beginning of year	the year	the year	the year	end of year	end of year
2024
Share rights	-	898,756	-	-	898,756	-
Weighted average remaining contractual life	0 years				5.8 years
2023
Share rights	-	-	-	-	-	-

The weighted average fair value at grant date of EIP LTVR Performance Rights and Restricted Rights issued during the year was $18.00 (2023: nil).

iii. Westpac Long-Term Variable Reward Plan (LTVR)

						Outstanding and
	Outstanding as					exercisable
	at beginning	Granted during	Exercised during	Lapsed during	Outstanding as at	as at end
	of year	the year	the year	the year	end of year	of year
2024
Share rights	4,028,972	-	-	645,174	3,383,798	-
Weighted average remaining contractual life	12.6 years				11.9 years
2023
Share rights	3,777,179	1,054,449	-	802,656	4,028,972	-

No LTVR share rights were issued in the year ending 30 September 2024 following the introduction of the EIP from 1 January 2023. The weighted average fair value at grant date of LTVR share rights issued during the year ended 30 September 2023 was $11.90.

Note 31. Share-based payments (Continued)

iv.	Westpac Performance Plan (WPP)

						Outstanding
	Outstanding as at					and exercisable
	beginning	Granted during	Exercised	Lapsed during	Outstanding as	as at end
	of year	the year	during the year	the year	at end of year	of year
2024
Share rights
One-year vesting period	136,521	-	56,966	15,219	64,336	60,779
Two-year vesting period	173,646	-	46,602	28,533	98,511	38,257
Three-year vesting period	50,168	-	12,523	-	37,645	9,243
Four-year vesting period	428,203	-	201,082	13,323	213,798	2,799
Five-year vesting period	6,927	-	-	-	6,927	-
Six-year vesting period	6,576	-	-	-	6,576	-
Seven-year vesting period	6,977	-	-	-	6,977	-
Total share rights	809,018	-	317,173	57,075	434,770	111,078
Weighted average remaining contractual life	12.2 years				11.7 years

2023
Share rights	788,794	265,859	182,624	63,011	809,018	100,303

No WPP share rights were issued in the year ending 30 September 2024 following the introduction of the EIP from 1 January 2023. The weighted average fair value at grant date of WPP share rights issued during the year ended 30 September 2023 was $20.81.

v.	Westpac Equity Incentive Plan (EIP) - Restricted Shares

	Outstanding as at	Granted during		Forfeited during	Outstanding as at
Allocation date	beginning of year	the year	Released	the year	end of year
2024	310,649	2,393,902	115,752	38,327	2,550,472
2023	-	313,599	2,950	-	310,649

The weighted average fair value at grant date of EIP restricted shares issued during the year was $23.14 (2023: $22.23).

vi.	Restricted Share Plan (RSP)

	Outstanding as at	Granted during		Forfeited during	Outstanding as at
Allocation date	beginning of year	the year	Released	the year	end of year
2024	4,916,346	-	2,085,417	92,540	2,738,389
2023	5,036,346	1,908,170	1,845,884	182,286	4,916,346

No RSP shares were issued in the year ending 30 September 2024 following the introduction of the EIP from 1 January 2023. The weighted average fair value at grant date of RSP shares issued during the year ended 30 September 2023 was $23.50.

Note 31. Share-based payments (Continued)

vii.Employee Share Plan (ESP)

			Average number of
		Number	shares allocated per	Total number of	Market price
	Allocation date	of participants	participant	shares allocated	per share[a]	Total fair value
2024	23 November 2023	27,549	47	1,294,803	$21.20	$27,449,824
2023	24 November 2022	27,541	42	1,156,722	$23.75	$27,472,148

a.	The market price per share for the allocation is based on the five day volume-weighted average price up to the grant date.

The 2023 ESP award was satisfied through the purchase of shares on market.

The liability accrued for the ESP at 30 September 2024 was $28 million (2023: $28 million) and was provided for as other employee benefits.

viii.	Other plans

Westpac also provides plans for small, specialised parts of the Group. The benefits under these plans are directly linked to growth and performance of the relevant part of the business. The plans, individually and in aggregate, are not material to Westpac in terms of expenses and dilution of earnings.

The names of all persons who hold share options and/or rights currently on issue are entered in Westpac’s register of option holders which may be inspected at Link Market Services, Level 12, 680 George Street, Sydney, New South Wales.

ix.	Fair value assumptions

The fair value of share rights have been independently calculated at their respective grant dates.

The fair value of share rights with performance targets based on relative TSR takes into account the average TSR outcome determined using a Monte Carlo simulation pricing model.

The fair value of share rights without TSR based performance targets (i.e. unhurdled share rights and restricted rights) have been determined with reference to the share price at grant date. A discount rate reflecting the expected dividend yield over their vesting periods also applies to unhurdled share rights and LTVR performance rights.

Other significant assumptions include:

●	Risk-free rates of return of 3.8% applied to TSR-hurdled grants;
●	The dividend yield on Westpac shares applied to TSR-hurdled grants was 5.5% for those issued under the LTVR and for those issued under the EIP;
●	Volatility in Westpac’s TSR of 26%, applied to TSR-hurdled grants; and
●	Volatilities of, and correlation factors between, TSR of the comparator group and Westpac for TSR-hurdled grants.